OPERATING COSTS AND EXPENSES (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Personnel	R$ 1,352	R$ 1,240
Employees’ and managers’ income sharing	83	134
Post-employment benefits (Note 24)	626	16
Materials	149	94
Outsourced services	1,706	1,450
Depreciation and amortization	1,182	1,049
Operating provisions and adjustments for operating losses	401	231
Expected credit losses of accounts receivable	109	144
Reversal of provision for expected credit losses with related party - Renova	(54)
Write-off of financial asset (Note 14)	172
Other operation costs and expenses	398	394
Total	6,123	4,752
Operating Cost [Member]
IfrsStatementLineItems [Line Items]
Personnel	976	983
Employees’ and managers’ income sharing
Post-employment benefits (Note 24)
Materials	93	76
Outsourced services	1,433	1,265
Depreciation and amortization	1,110	947
Operating provisions and adjustments for operating losses	278	86
Expected credit losses of accounts receivable
Reversal of provision for expected credit losses with related party - Renova
Write-off of financial asset (Note 14)
Other operation costs and expenses	205	81
Total	4,095	3,438
Expected Credit Loss [Member]
IfrsStatementLineItems [Line Items]
Personnel
Employees’ and managers’ income sharing
Post-employment benefits (Note 24)
Materials
Outsourced services
Depreciation and amortization
Operating provisions and adjustments for operating losses
Expected credit losses of accounts receivable	109	144
Reversal of provision for expected credit losses with related party - Renova
Write-off of financial asset (Note 14)
Other operation costs and expenses
Total	109	144
General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Personnel	376	258
Employees’ and managers’ income sharing	4	2
Post-employment benefits (Note 24)
Materials	55	18
Outsourced services	273	185
Depreciation and amortization	72	102
Operating provisions and adjustments for operating losses
Expected credit losses of accounts receivable
Reversal of provision for expected credit losses with related party - Renova
Write-off of financial asset (Note 14)
Other operation costs and expenses	9	7
Total	789	572
Other Operating Expenses [Member]
IfrsStatementLineItems [Line Items]
Personnel
Employees’ and managers’ income sharing	79	132
Post-employment benefits (Note 24)	626	15
Materials
Outsourced services
Depreciation and amortization
Operating provisions and adjustments for operating losses	123	145
Expected credit losses of accounts receivable
Reversal of provision for expected credit losses with related party - Renova	(54)
Write-off of financial asset (Note 14)	172
Other operation costs and expenses	178	306
Total	R$ 1,125	R$ 598